Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€) Country age plan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 EUR (€)
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of major countries included in pension obligations | Country		4
Pension obligation, percentage to defined benefit liability		88.00%
Pension obligations, percentage to plan assets		87.00%
Employee termination benefits		€ 1,318	€ 968	€ 1,039
Average residual holding periods		2 years 2 months 4 days	2 years 2 months 19 days	2 years 7 months 6 days
Non-current income tax liabilities		€ 1,512	€ 1,842	€ 1,979
Other non-current liabilities	[1]	€ 2,334	€ 2,340	519
Liability recognized representing the estimated cost | $						$ 1,092
Tax charge on deemed repatriation attributable to accumulated earnings payable period		8 years
Mortality table
Provisions And Other Current And Non-Current Liabilities [Line Items]
Possible increase in mortality table (in years)			1 year
US legal restructuring
Provisions And Other Current And Non-Current Liabilities [Line Items]
Unused capital losses for which no deferred tax asset recognised					€ 3,000
Capital losses, carry back period					3 years
Percentage of capital losses used					33.33%
Later than 12 months
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other non-current liabilities			€ 247	459
Other environment related provision
Provisions And Other Current And Non-Current Liabilities [Line Items]
Identified environmental risks provisions estimated obligation period		30 years
Other provisions, expected utilized amount in 2022		€ 67
Other provisions, expected utilized amount in 2023 through 2026		203
Greenhouse Gas Emission
Provisions And Other Current And Non-Current Liabilities [Line Items]
Provision Recognised		1
Uncertainties over income tax treatments
Provisions And Other Current And Non-Current Liabilities [Line Items]
Non-current income tax liabilities		1,512	1,595	1,520
France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		€ 862	611	804
US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of types of defined-benefit plan | plan		2
UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Retirement age | age		65
Notional retirement age | age		60
UK | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Net amount shown in the balance sheet at end of period		€ (204)
UK | Bottom of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage		1.25%
UK | Top of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage		1.50%
Lump-sum retirement benefit plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		38.00%
Defined benefit pension plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		62.00%
Defined benefit pension plans | US | Qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		57.00%
Defined benefit pension plans | US | Non qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		16.00%
Defined benefit pension plans | UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		100.00%
Top-up defined-benefit pension plan | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		61.00%
Sanofi-Aventis Plus | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employer's contribution percentage		14.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		26.00%
Employee termination benefits		€ 682	744	652
Healthcare Cover And Life Insurance | US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		27.00%
Employee termination benefits		€ 381
Healthcare Cover And Life Insurance | US | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligations, percentage to plan assets		3.00%
Net amount shown in the balance sheet at end of period		€ 20
Pensions and other post-employment benefits
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		8,229	8,930	8,651
Net amount shown in the balance sheet at end of period		1,836	1,943	1,770
Pensions and other post-employment benefits | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Net amount shown in the balance sheet at end of period		(6,397)	(6,993)	(6,899)			€ (9,651)
Difference between actual return and interest income on plan assets(c)	[2]	(416)	197	(2,398)
Pensions and other post-employment benefits | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,228	1,322	1,324
Net amount shown in the balance sheet at end of period		561	647	627
Pensions and other post-employment benefits | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		2,651	2,911	2,730
Net amount shown in the balance sheet at end of period		412	510	413
Pensions and other post-employment benefits | US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,427	1,528	1,546
Net amount shown in the balance sheet at end of period		683	703	686
Pensions and other post-employment benefits | UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,994	2,174	2,080
Net amount shown in the balance sheet at end of period		103	€ (61)	€ (95)
Pensions and other post-employment benefits | UK | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Difference between actual return and interest income on plan assets(c)		€ (204)

[1]	(a)Includes derivative financial instruments: €121 million as of December 31, 2024, €164 million as of December 31, 2023, €232 million as of December 31,
2022.
The figure as of December 31, 2024 includes €2,007 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,140 million; the nominal value of payments estimated to be due after more than five years is €2,792 million.

[2]	(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.